FINANCIAL INSTRUMENTS - Fair value of financial instruments that are not measured at fair value (Details) - Loans and receivables - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current financial assets	$ 5,738	$ 5,988
Non-current financial Assets at Fair Value through Financial Position	5,482	5,587
Guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,347	1,289
Non-current financial Assets at Fair Value through Financial Position	1,226	1,167
Tax Credit Value Added Tax
Disclosure of financial assets [line items]
Non-current financial assets	2,025	4,122
Non-current financial Assets at Fair Value through Financial Position	2,096	3,867
Income Tax Credits
Disclosure of financial assets [line items]
Non-current financial assets	2,129	577
Non-current financial Assets at Fair Value through Financial Position	2,059	553
Tax Credit Software Promotion Regime
Disclosure of financial assets [line items]
Non-current financial assets	132	0
Non-current financial Assets at Fair Value through Financial Position	45	0
Other Tax Credits
Disclosure of financial assets [line items]
Non-current financial assets	105	0
Non-current financial Assets at Fair Value through Financial Position	$ 56	$ 0